SHARE BASED COMPENSATION (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016 ¥ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB)	¥ 17.48		¥ 27.73	¥ 28.42
JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		53.56%	53.56%
Expected dividend yield		0.00%	0.00%
Expected term		10 years	10 years
Risk-free interest rate		2.36%	2.36%
Minimum [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)		0.00%	0.00%
Fair value per option at grant date (RMB) | $ / shares		$ 1.88
Maximum [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)		10.00%	10.00%
Fair value per option at grant date (RMB) | $ / shares		$ 2.01
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				93.29%
Expected dividend yield	0.00%
Expected term		6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rate				1.93%
Fair value per option at grant date (RMB)				¥ 28.42
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	77.72%	83.49%	83.49%
Expected term	5 years 3 months 18 days
Risk-free interest rate	1.74%	1.50%	1.50%
Fair value per option at grant date (RMB)	¥ 16.94		¥ 25.62
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	79.56%	91.68%	91.68%
Expected term	6 years 6 months
Risk-free interest rate	1.94%	1.74%	1.74%
Fair value per option at grant date (RMB)	¥ 17.93		¥ 35.31